Interest Rate Swaps (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Average fixed-rate interest (as a percent)	0.32%
Notional amount	$ 252,100,000
Current portion of derivative assets	3,068	$ 307
Non-current portion of derivative assets	1,833	982
Not designated as hedging instrument
Interest Rate Swaps
Current portion of derivative liabilities	477	53
Non-current portion of derivative liabilities	372	187
Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Notional amount	210,200,000
Current portion of derivative liabilities	2,591	254
Non-current portion of derivative liabilities	$ 1,461	$ 795